ACQUISITIONS AND INTANGIBLES	12 Months Ended
Dec. 31, 2022
ACQUISITIONS AND INTANGIBLES
ACQUISITIONS AND INTANGIBLES

7. ACQUISITIONS AND INTANGIBLES

Sentry Neuromonitoring

Effective on April 30, 2021 (the “Closing Date”), Assure Networks Texas Holdings II, LLC, a Colorado limited liability company and wholly-owned subsidiary of Assure Holdings (the “Purchaser”), entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Sentry Neuromonitoring, LLC (the “Seller”), and certain owners (collectively “Principals”).

Under the terms of the Purchase Agreement, Assure Texas Holdings agreed to purchase certain assets (“Acquired Assets”) related to the Seller’s interoperative neuromonitoring business (the “Business”) and assumed certain liabilities of the Seller.  The Acquired Assets included, among other items, all assets used in the Business, certain tangible personal property, inventory, Seller’s records related to the Business, deposits and prepaid expenses, certain contracts related to the Business, licenses, intellectual property, goodwill and accounts receivables. The purchase qualified as a business combination for accounting purposes.

The purchase price for the assets consisted of cash and stock, payable as follows:

Cash Payment

Cash consideration of $1,125,000 in installment payments, payable (a) $153,125 at closing, (b) $153,125 within 30 days of Closing Date and (c) $818,750, together with interest at the applicable federal rate, shall be paid in cash in thirty-six equal monthly installments, with the first installment being due on or before the first business day of the first month following the sixtieth day from the Closing Date and the remaining installments being due on the first business day of each month thereafter.

Stock Payment

The Company issued 11,861 shares of common stock issued to the Seller or the Principals, as elected by Seller, with a value of $1,625,000, determined on the Closing Date, as quoted on the TSX Venture Exchange, on or about the Closing Date and 4,745 shares of common stock were placed in escrow with a value of $650,000 and are being held by the Escrow Agent pursuant to terms set forth in an escrow agreement to be mutually agreed to by Purchaser and Seller.  The common stock is subject to regulatory restrictions and requirements and a 12 month lock up from the date of delivery, in addition to any additional lock up period imposed on the common stock under applicable law and/or regulation,

Reimbursements

Reimbursement to Seller for operational capital injected by Seller or its Principals since December 31, 2020, for verifiable and reasonable expenses, consistent with past business practices up to a cap of $50 thousand.

Receivable Bonus

Purchaser agreed to pay Seller or the Principals, as elected by Seller, a bonus in an amount equal to $250,000 (“Receivable Bonus”) upon collecting $3,000,001 in accounts receivable acquired by Purchaser for accounts receivable that was generated by Seller prior to the Closing.  The Receivable Bonus, if earned, will be paid to Seller or the Principals, as elected by Seller, in three payments: (i) the first payment being in the amount of $100 thousand, payable on the thirtieth (30th) day following the date the Receivable Bonus is earned, (ii) the second payment being in the amount of $100 thousand, payable on the sixtieth (60th) day following the date the Receivable Bonus is earned, and (iii) the third payment in the amount of $50 thousand, payable on the ninetieth (90th) day following the date the Receivable Bonus is earned.

Founders’ Bonus

The Company agreed to pay a $50 thousand bonus (“Founders’ Bonus”) payment to certain owners in installments: (i) $25 thousand at Closing and (ii) $25 thousand within twelve (12) months of Closing. The Founders’ Bonus is additional consideration, which is independent, separate and apart from other consideration to be paid by Purchaser.

Under the Purchase Agreement, Purchaser agreed to enter into employment agreements with certain key personnel of Seller, as determined by Purchaser. The employment agreements, in standard form of employment agreement of Purchaser, include: (i) a minimum annual base salary of $175 thousand with full benefits and (ii) up to $50 thousand in annual variable compensation bonus to be memorialized in a mutually agreeable form of agreement that details the scope of services and compensation.

 The following table summarizes the allocation of the total consideration to the assets acquired and liabilities assumed as of the date of the acquisition (stated in thousands):

The table below presents the fair value that was allocated to assets and liabilities based upon fair values as determined by the Company (stated in thousands).

Purchase price consideration:
Cash	$1,125
Common stock, at fair value	2,275
Total consideration	$3,400

Assets acquired:
Cash	$51
Accounts receivable	2,000
Right of use assets	131
Total assets acquired	2,182

Liabilities assumed:
Accounts payable and accrued liabilities	242
Lease liability	131
Total liabilities assumed	373

Goodwill	1,591
Total	$3,400